Write-off of miners	12 Months Ended
Dec. 31, 2025
Write-off Of Miners
Write-off of miners

11. Write-off of miners

During the year to December 31, 2023, the Company made a critical assessment of its miners and concluded that a write-off of $4,530,950 was required and a provision of $7,364,650 for the diminution in value of the remaining equipment needed to be made because of its obsolescence and poor performance. The entire fleet was sold for scrap value in 2024.

The total value of retired miners during 2025 is $474,872.